Annual Total Returns (dei_DocumentInformationDocumentAxis, Class A)	0 Months Ended
Aug. 28, 2012
(Delaware Large Cap Core Fund) | Class A
Bar Chart Table:
Annual Return 2007	7.73%
Annual Return 2008	(40.40%)
Annual Return 2009	23.62%
Annual Return 2010	11.93%
Annual Return 2011	2.41%
(Delaware Select Growth Fund) | Class A
Bar Chart Table:
Annual Return 2002	(32.85%)
Annual Return 2003	37.97%
Annual Return 2004	7.98%
Annual Return 2005	17.21%
Annual Return 2006	1.28%
Annual Return 2007	9.62%
Annual Return 2008	(44.30%)
Annual Return 2009	56.96%
Annual Return 2010	26.25%
Annual Return 2011	7.42%